Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
LNG revenues—affiliate	$ 293,957	$ 0	$ 0
Cost of sales—affiliate	6,754	0	0
Operating and maintenance expense—affiliate	128,423	1,331	95
Terminal use agreement maintenance expense—affiliate	208	400	387
Development expense—affiliate	511	722	1,153
General and administrative expense—affiliate	68,070	87,681	71,065
Cheniere Marketing SPA and Cheniere Marketing Master SPA [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	293,957	0	0
Cargo loading fees under the Terminal Use Rights Assignment and Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate	5,264	0	0
Fees under Pre-commercial LNG Marketing Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate	1,490	0	0
Terminal Use Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	60,516	0	0
Terminal use agreement maintenance expense—affiliate	208	400	387
Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	44,656	0	0
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	22,424	860	95
Development expense—affiliate	396	722	1,153
General and administrative expense—affiliate	68,070	87,425	70,553
LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	827	471	0
Development expense—affiliate	115	0	0
General and administrative expense—affiliate	0	241	482
Other agreements [Member]
Related Party Transaction [Line Items]
General and administrative expense—affiliate	$ 0	$ 15	$ 30